Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting [Abstract]
Information for Operating Segments
There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidado
December 31, 2022
Revenue	$1,231,101	$118,441	$160,977	$172,537	$-	$1,683,056
Costs and expenses	(1,120,565)	(79,775)	(137,165)	(121,096)	-	(1,458,601)
Corporate expenses	-	-	-	-	(82,047)	(82,047)
Depreciation and amortization	(19,063)	(7,625)	(18,099)	(52,480)	(2,252)	(99,519)
Transportation profit (loss)	$91,473	$31,041	$5,713	$(1,039)	$(84,299)	$42,889
Costs, expenses and revenue not allocated						(41,986)
Net profit for the year						$903

Total assets by operating segment	$855,037	$480,547	$1,587,204	$460,419	$-	$3,383,207
Shared assets	-	-	-	-	118,177	118,177
Total assets	$855,037	$480,547	$1,587,204	$460,419	$118,177	$3,501,384

Total liabilities by operating segment	$531,477	$88,104	$534,400	$371,097	$-	$1,525,078
Shared liabilities	-	-	-	-	175,282	175,282
Total liabilities	$531,477	$88,104	$534,400	$371,097	$175,282	$1,700,360

Total capital expenditures by segment	$49	$7,997	$148	$17,037	$-	$25,231
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$49	$7,997	$148	$17,037	$-	$25,231

December 31, 2021
Revenue	$835,230	$139,226	$223,760	$153,497	$-	$1,351,713
Costs and expenses	(793,982)	(82,563)	(211,860)	(112,989)	-	(1,201,394)
Corporate expenses	-	-	-	-	(73,838)	(73,838)
Depreciation and amortization	(17,580)	(7,978)	(30,721)	(56,478)	(4,445)	(117,202)
Transportation profit (loss)	$23,668	$48,685	$(18,821)	$(15,970)	$(78,283)	$(40,721)
Costs, expenses and revenue not allocated						(207,333)
Net profit for the year						$(248,054)

Total assets by operating segment	$777,614	$524,646	$1,759,330	$614,336	$-	$3,675,926
Shared assets	-	-	-	-	36,344	36,344
Total assets	$777,614	$524,646	$1,759,330	$614,336	$36,344	$3,712,270

Total liabilities by operating segment	$580,455	$129,823	$598,178	$438,572	$-	$1,747,028
Shared liabilities	-	-	-	-	146,144	146,144
Total liabilities	$580,455	$129,823	$598,178	$438,572	$146,144	$1,893,172

Total capital expenditures by segment	$33,869	$29,840	$11,705	$-	$-	$75,468
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$33,869	$29,840	$11,705	$-	$-	$75,468

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidado
December 31, 2020
Revenue	$650,361	$100,864	$313,014	$139,042	$-	$1,203,281
Costs and expenses	(564,000)	(70,919)	(292,220)	(110,309)	-	(1,037,448)
Corporate expenses	-	-	-	-	(96,345)	(96,345)
Depreciation and amortization	(30,043)	(11,721)	(37,994)	(45,261)	(16,032)	(141,051)
Transportation profit (loss)	$56,318	$18,224	$(17,200)	$(16,528)	$(112,377)	$(71,563)
Costs, expenses and revenue not allocated						(331,593)
Net profit for the year						$(403,156)

Total assets by operating segment	$588,296	$472,177	$1,915,007	$539,521	$-	$3,515,001
Shared assets	-	-	-	-	515,546	515,546
Total assets	$588,296	$472,177	$1,915,007	$539,521	$515,546	$4,030,547

Total liabilities by operating segment	$292,197	$70,901	$639,956	$345,091	$-	$1,348,145
Shared liabilities	-	-	-	-	434,994	434,994
Total liabilities	$292,197	$70,901	$639,956	$345,091	$434,994	$1,783,139

Total capital expenditures by segment	$132	$7,476	$5,137	$4,086	$-	$16,864
Shared capital expenditures	-	-	-	-	11,511	11,511
Total capital expenditures	$132	$7,476	$5,137	$4,086	$11,511	$28,375